ASSET RETIREMENT OBLIGATIONS	12 Months Ended
Dec. 31, 2017
Disclosure of asset retirement obligations [Abstract]
ASSET RETIREMENT OBLIGATIONS

12.	ASSET RETIREMENT OBLIGATIONS

Asset retirement obligations primarily relate to the closure of mines of Wuhu Feishang, which includes dismantlement of mining related structures and the reclamation of land upon exhaustion of coal or metal reserves. Asset retirement obligations also include the dismantlement upon the closure of the copper smelting plant of Antay Pacha.

The following table describes the changes to the Group's asset retirement obligation liability:

	Amount	Amount
	CNY	US$

At January 1, 2016	4,967	763
Accretion expenses	311	48
Exchange adjustment	24	4
At December 31, 2016	5,302	815
Accretion expenses	60	9
Disposal of subsidiaries (Note 3)	(5,338)	(820)
Exchange adjustment	(24)	(4)
At December 31, 2017	—	—

The inflation rate, discount rate and market risk premium used for estimating provision for asset retirement obligations of Wuhu Feishang at December 31, 2016 were 2.53%, 9.91% and 6.09%, respectively. The inflation rate, discount rate and market risk premium used for estimating provision for asset retirement obligations of Antay Pacha at December 31, 2016 were 4.80%, 8.42% and 6.09%, respectively.